Capital and Financing Transactions - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions						3 Months Ended	6 Months Ended
	Apr. 12, 2022 USD ($)	Mar. 30, 2022 CAD ($)	Mar. 28, 2022 shares	Mar. 21, 2022 CAD ($)	Nov. 30, 2021 shares	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 CAD ($) $ / shares shares	Apr. 30, 2021 CAD ($) shares
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate		2.58%
Common shares purchased for cancellation | $						$ 1,250	$ 2,336
Shares repurchased/redeemed | $		$ 1,250					$ 2,836	$ 759
Percentage of the principal amount of subordinated debt redeemable		100.00%
Subordinated debentures redemption date		Mar. 30, 2027
Fixed interest rate [member] | Subordinated Debt [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate	4.588%			3.934%
Subordinated debentures redemption date	May 04, 2037			May 03, 2032
Notional amount	$ 1,250			$ 1,750
Subordinated debt description of variable rate basis	The debentures are subject to optional redemption by the Bank during the period from April 12, 2027, to May 4, 2032, and following the occurrence of certain defined events. Interest will be payable semi-annually at a rate of 4.588% per annum from and including the issue date to, but excluding, May 4, 2032, and thereafter to, but excluding, May 4, 2037, at the then prevailing 5-Year U.S. Treasury Rate plus 2.050%.			The debentures are subject to optional redemption by the Bank on or after May 3, 2027, and following the occurrence of certain defined events. Interest will be payable semi-annually at a rate of 3.934% per annum from and including the issue date to, but excluding, May 3, 2027, and thereafter payable quarterly to, but excluding, May 3, 2032, at the Three-month Bankers’ Acceptance rate plus 1.52%.
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares							26,300,000
Shares repurchased and cancelled, per share | $ / shares							$ 88.76
Common shares purchased for cancellation | $							$ 2,336
Number of common shares repurchased								0
NCIB 2022 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares intended to repurchase for cancellation,Shares					24,000,000
NCIB 2022 Amendment [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares intended to repurchase for cancellation,Shares			24,000,000
Description Of Purchases And Termination Of Shares As Per Normal Course Issuer Bid			Purchases under the 2022 NCIB commenced on December 2, 2021, and will terminate upon earlier of: (i) the Bank purchasing the maximum number of common shares under the 2022 NCIB Amendment, (ii) the Bank providing a notice of termination, or (iii) December 1, 2022. On a quarterly basis, the Bank will notify OSFI prior to making purchases.
Increase decrease in number of shares repurchased subject to cancellation			36,000,000